Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and Finance Costs [Abstract]
Interest costs on long term debt	$ 214,282	$ 235,182	$ 276,510
Amortization and write off of financing fees	61,212	21,040	24,033
Discount on receivable from drilling contract	(308)	(2,821)	3,018
Capitalized borrowing costs	(27,718)	(28,265)	(26,055)
Commissions, commitment fees and other financial expenses	874	1,845	2,842
Total	$ 248,342	$ 226,981	$ 280,348